Contract revenue and contract liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Contract revenue	$ 33,917	$ 0	$ 2,340
Deferred revenue	$ 0	$ 0